PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost		$ 401,290	$ 379,122
Accumulated depreciation		187,952	162,469
Depreciated cost		213,338	216,653
Reduction in cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use			2,321
Depreciation expense		26,350	27,621	$ 25,929
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	263,677	247,437
Accumulated depreciation		139,347	121,621
Investment grants received		7,223
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		19,565	17,423
Accumulated depreciation		14,368	12,331
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,659	1,693
Accumulated depreciation		1,203	1,226
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		115,450	111,630
Accumulated depreciation		32,909	27,176
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		$ 125	$ 115
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in the total amount of $7,223.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also note 13(d).